Financial Income and Expense	12 Months Ended
Dec. 31, 2025
Financial Income and Expense [Abstract]
FINANCIAL INCOME AND EXPENSE

19 – FINANCIAL INCOME AND EXPENSE

For the years ended December 31, 2025, 2024 and 2023, financial income consists of the following:

	January 1 -	January 1 -	January 1 -
	Dec 31, 2025	Dec 31, 2024	Dec 31, 2023

Foreign exchange gains, net	720,095	396,626	2,726,407
Financial interest income	630,575	1,011,865	831,177
Warrant income, net	-	-	3,843
Total	1,350,670	1,408,491	3,561,427

For the years ended December 31, 2025, 2024 and 2023, financial expenses consists of the following:

	January 1 -	January 1 -	January 1 -
	Dec 31, 2025	Dec 31, 2024	Dec 31, 2023

Interest expense on financial liabilities	15,643,045	9,976,717	6,741,305
Bank commission expenses	2,707	2,819	31,414
Total	15,645,752	9,979,536	6,772,719